Quarterly Holdings Report
for

Fidelity Advisor® Strategic Income Fund

September 30, 2020

SI-QTLY-1120
1.808792.116

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 33.3%
		Principal Amount (000s)(a)	Value (000s)
Convertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Forum Energy Technologies, Inc. 9% 8/4/25		$10,950	$6,816
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy, Inc. 15% 7/31/23 (b)(c)		1,163	1,163
TOTAL ENERGY			7,979
Nonconvertible Bonds - 33.3%
COMMUNICATION SERVICES - 6.9%
Diversified Telecommunication Services - 2.4%
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		13,810	14,345
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)		3,300	3,300
5.625% 9/15/28 (d)		2,610	2,652
Frontier Communications Corp. 8.5% 4/1/26 (d)		25,262	25,489
GCI, Inc. 6.875% 4/15/25		8,000	8,247
Sable International Finance Ltd. 5.75% 9/7/27 (d)		12,405	12,937
SFR Group SA:
5.5% 1/15/28 (d)		13,345	13,512
7.375% 5/1/26 (d)		62,475	65,468
8.125% 2/1/27 (d)		4,495	4,900
Sprint Capital Corp.:
6.875% 11/15/28		78,162	97,338
8.75% 3/15/32		39,078	57,203
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		9,200	9,660
U.S. West Communications 7.25% 9/15/25		955	1,097
Verizon Communications, Inc. 1.85% 5/18/40	EUR	6,300	7,915
Virgin Media Finance PLC 5% 7/15/30 (d)		14,025	13,955
Windstream Escrow LLC 7.75% 8/15/28 (d)		19,370	19,031
Zayo Group Holdings, Inc. 4% 3/1/27 (d)		9,545	9,394
			366,443
Entertainment - 0.6%
Allen Media LLC 10.5% 2/15/28 (d)		6,415	6,190
Lions Gate Entertainment Corp. 5.875% 11/1/24 (d)		2,640	2,594
Livent, Inc. 9.375% 10/15/04 (c)(e)		300	0
Netflix, Inc.:
4.375% 11/15/26		3,920	4,268
4.875% 4/15/28		16,980	18,975
5.375% 11/15/29 (d)		6,760	7,968
5.875% 11/15/28		38,210	45,592
			85,587
Interactive Media & Services - 0.0%
ANGI Homeservices, Inc. 3.875% 8/15/28 (d)		3,385	3,351
Media - 3.5%
Altice Financing SA 5% 1/15/28 (d)		6,470	6,284
Block Communications, Inc. 4.875% 3/1/28 (d)		4,405	4,493
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)		10,205	10,571
4.5% 8/15/30 (d)		16,805	17,645
4.75% 3/1/30 (d)		51,010	54,007
5% 2/1/28 (d)		54,720	57,524
5.125% 5/1/27 (d)		42,005	44,199
5.375% 6/1/29 (d)		34,085	36,940
5.5% 5/1/26 (d)		12,355	12,880
5.875% 5/1/27 (d)		10,315	10,830
Clear Channel International BV 6.625% 8/1/25 (d)		9,800	10,018
CSC Holdings LLC:
5.375% 2/1/28 (d)		13,855	14,634
5.5% 5/15/26 (d)		31,192	32,440
5.75% 1/15/30 (d)		61,690	65,559
6.5% 2/1/29 (d)		15,380	17,053
7.5% 4/1/28 (d)		8,475	9,363
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (d)		6,785	7,090
Nexstar Broadcasting, Inc.:
4.75% 11/1/28 (d)		13,395	13,663
5.625% 7/15/27 (d)		14,270	14,969
Quebecor Media, Inc. 5.75% 1/15/23		14,205	15,235
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)		5,035	5,034
6.5% 9/15/28 (d)		13,425	13,757
Sirius XM Radio, Inc.:
5% 8/1/27 (d)		8,740	9,130
5.375% 7/15/26 (d)		7,940	8,263
Videotron Ltd. 5.125% 4/15/27 (d)		7,325	7,706
Ziggo Bond Co. BV:
5.125% 2/28/30 (d)		3,375	3,417
6% 1/15/27 (d)		7,930	8,198
Ziggo BV:
4.875% 1/15/30 (d)		4,805	4,973
5.5% 1/15/27 (d)		14,355	15,037
			530,912
Wireless Telecommunication Services - 0.4%
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (e)		19,430	12,192
8% 2/15/24 (d)		12,960	13,154
8.5% 10/15/24 (d)(e)		12,990	8,379
9.75% 7/15/25 (d)(e)		22,015	14,420
Sprint Corp. 7.625% 3/1/26		3,615	4,368
			52,513
TOTAL COMMUNICATION SERVICES			1,038,806
CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.1%
Allison Transmission, Inc.:
5% 10/1/24 (d)		7,960	8,040
5.875% 6/1/29 (d)		4,830	5,224
Exide International Holdings LP 10.75% 10/31/21 pay-in-kind (c)(d)(f)		624	580
Exide Technologies:
11% 10/31/24 pay-in-kind (c)(d)(e)(f)		1,560	1,014
11% 10/31/24 pay-in-kind (c)(d)(e)(f)		632	285
			15,143
Automobiles - 0.2%
Tesla, Inc. 5.3% 8/15/25 (d)		835	864
Volkswagen Financial Services AG 3.375% 4/6/28 (Reg. S)	EUR	20,119	27,358
			28,222
Diversified Consumer Services - 0.0%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		5,300	5,244
Hotels, Restaurants & Leisure - 2.3%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4% 10/15/30 (d)(g)		10,045	10,120
4.375% 1/15/28 (d)		6,265	6,389
5% 10/15/25 (d)		34,125	34,990
Caesars Entertainment, Inc.:
6.25% 7/1/25 (d)		25,535	26,620
8.125% 7/1/27 (d)		34,045	36,088
Caesars Resort Collection LLC 5.75% 7/1/25 (d)		8,510	8,776
Carnival Corp.:
9.875% 8/1/27 (d)		10,150	10,755
10.5% 2/1/26 (d)		7,395	8,190
11.5% 4/1/23 (d)		20,180	22,615
Choice Hotels International, Inc. 5.75% 7/1/22		2,690	2,865
FelCor Lodging LP 6% 6/1/25		7,895	7,777
Hilton Domestic Operating Co., Inc.:
4.875% 1/15/30		11,025	11,356
5.125% 5/1/26		10,820	11,104
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		11,100	11,156
4.875% 4/1/27		5,210	5,293
MCE Finance Ltd.:
4.875% 6/6/25 (d)		17,840	18,222
5.25% 4/26/26 (d)		7,345	7,437
5.375% 12/4/29 (d)		4,785	4,756
5.75% 7/21/28 (d)		3,385	3,449
Merlin Entertainments PLC 5.75% 6/15/26 (d)		4,580	4,362
MGM Mirage, Inc. 6.75% 5/1/25		15,075	15,799
NCL Corp. Ltd. 12.25% 5/15/24 (d)		9,110	10,203
Royal Caribbean Cruises Ltd.:
10.875% 6/1/23 (d)		8,545	9,560
11.5% 6/1/25 (d)		12,420	14,392
Scientific Games Corp.:
7% 5/15/28 (d)		4,965	4,977
7.25% 11/15/29 (d)		4,965	5,039
SeaWorld Parks & Entertainment, Inc. 9.5% 8/1/25 (d)		5,505	5,684
Vail Resorts, Inc. 6.25% 5/15/25 (d)		3,855	4,091
Viking Cruises Ltd.:
5.875% 9/15/27 (d)		3,395	2,640
13% 5/15/25 (d)		5,740	6,644
Voc Escrow Ltd. 5% 2/15/28 (d)		6,285	5,565
Wynn Macau Ltd. 5.125% 12/15/29 (d)		9,840	9,441
			346,355
Household Durables - 0.2%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (d)		4,370	4,090
Lennar Corp. 4.75% 11/29/27		7,175	8,192
LGI Homes, Inc. 6.875% 7/15/26 (d)		7,205	7,547
TRI Pointe Homes, Inc.:
5.7% 6/15/28		2,010	2,201
5.875% 6/15/24		11,770	12,712
			34,742
Internet & Direct Marketing Retail - 0.3%
Expedia, Inc.:
6.25% 5/1/25 (d)		9,105	10,033
7% 5/1/25 (d)		8,465	9,155
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		23,835	24,014
			43,202
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
4.5% 3/1/28 (d)		1,987	1,999
4.75% 3/1/30 (d)		1,980	1,995
Burlington Coat Factory Warehouse Corp. 6.25% 4/15/25 (d)		2,035	2,142
Penske Automotive Group, Inc. 5.5% 5/15/26		5,975	6,164
			12,300
TOTAL CONSUMER DISCRETIONARY			485,208
CONSUMER STAPLES - 1.4%
Beverages - 0.2%
Anheuser-Busch InBev SA NV 3.7% 4/2/40 (Reg. S)	EUR	8,359	12,512
Heineken NV 1.25% 5/7/33 (Reg. S)	EUR	13,600	16,489
			29,001
Food & Staples Retailing - 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
4.625% 1/15/27 (d)		9,415	9,633
4.875% 2/15/30 (d)		18,930	19,735
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)		5,880	6,365
Performance Food Group, Inc. 5.5% 10/15/27 (d)		5,345	5,505
			41,238
Food Products - 0.9%
Del Monte Foods, Inc. 11.875% 5/15/25 (d)		3,895	4,114
JBS Investments II GmbH:
5.75% 1/15/28 (d)		6,485	6,744
7% 1/15/26 (d)		6,745	7,200
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (d)		17,240	17,771
6.75% 2/15/28 (d)		10,725	11,663
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (d)		12,225	13,325
6.5% 4/15/29 (d)		17,835	19,797
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (d)		5,230	5,452
4.875% 11/1/26 (d)		5,285	5,510
Pilgrim's Pride Corp. 5.75% 3/15/25 (d)		12,675	12,913
Post Holdings, Inc.:
4.625% 4/15/30 (d)		6,415	6,599
5% 8/15/26 (d)		12,030	12,331
5.5% 12/15/29 (d)		9,145	9,785
5.75% 3/1/27 (d)		4,885	5,135
TreeHouse Foods, Inc. 4% 9/1/28		2,250	2,276
			140,615
TOTAL CONSUMER STAPLES			210,854
ENERGY - 4.0%
Energy Equipment & Services - 0.1%
Diamond Offshore Drilling, Inc.:
4.875% 11/1/43 (e)		308	28
5.7% 10/15/39 (e)		1,585	141
Exterran Energy Solutions LP 8.125% 5/1/25		3,270	2,792
Jonah Energy LLC 7.25% 10/15/25 (d)		10,845	1,207
Nabors Industries Ltd.:
7.25% 1/15/26 (d)		6,565	3,233
7.5% 1/15/28 (d)		5,660	2,724
Nine Energy Service, Inc. 8.75% 11/1/23 (d)		3,620	1,086
NuStar Logistics LP 6% 6/1/26		7,285	7,306
SESI LLC 7.75% 9/15/24		4,340	1,063
Summit Midstream Holdings LLC 5.75% 4/15/25		3,405	1,944
			21,524
Oil, Gas & Consumable Fuels - 3.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 1/15/28 (d)		10,640	8,751
Antero Resources Corp. 5.625% 6/1/23 (Reg. S)		1,645	1,193
Callon Petroleum Co. 6.125% 10/1/24		2,855	814
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		5,395	1,726
Cheniere Energy, Inc. 4.625% 10/15/28 (d)		13,395	13,747
Chesapeake Energy Corp.:
7% 10/1/24 (e)		3,985	149
8% 1/15/25 (e)		1,955	73
8% 6/15/27 (e)		1,240	42
11.5% 1/1/25 (d)(e)		14,711	1,986
Citgo Holding, Inc. 9.25% 8/1/24 (d)		16,430	15,650
Citgo Petroleum Corp. 7% 6/15/25 (d)		13,580	13,393
CNX Midstream Partners LP 6.5% 3/15/26 (d)		3,935	3,984
Comstock Resources, Inc.:
7.5% 5/15/25 (d)		6,555	6,227
9.75% 8/15/26		4,500	4,613
9.75% 8/15/26		36,490	37,537
Continental Resources, Inc.:
3.8% 6/1/24		11,880	11,014
4.375% 1/15/28		3,040	2,628
4.5% 4/15/23		1,645	1,568
4.9% 6/1/44		7,565	5,717
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)		11,025	9,848
5.75% 4/1/25		2,960	2,694
CVR Energy, Inc.:
5.25% 2/15/25 (d)		9,740	8,474
5.75% 2/15/28 (d)		24,505	20,829
DCP Midstream LLC 5.85% 5/21/43 (d)(f)		10,780	7,869
EG Global Finance PLC 8.5% 10/30/25 (d)		9,545	10,046
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (d)		5,820	5,776
5.75% 1/30/28 (d)		10,149	10,200
6.625% 7/15/25 (d)		3,395	3,488
Energy Transfer Equity LP 5.5% 6/1/27		12,065	11,751
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (d)(e)		55,595	12,161
EQT Corp. 3.9% 10/1/27		15,848	14,441
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (d)(e)		4,315	1,079
Genesis Energy LP/Genesis Energy Finance Corp. 6.25% 5/15/26		5,405	4,501
Global Partners LP/GLP Finance Corp. 7% 6/15/23		8,125	8,288
Hess Midstream Partners LP:
5.125% 6/15/28 (d)		6,600	6,585
5.625% 2/15/26 (d)		9,140	9,311
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (d)		7,550	6,852
5.75% 10/1/25 (d)		8,135	7,362
6.25% 11/1/28 (d)		7,130	6,488
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)		4,350	4,263
Indigo Natural Resources LLC 6.875% 2/15/26 (d)		13,168	12,816
Laredo Petroleum, Inc. 10.125% 1/15/28		2,595	1,531
MEG Energy Corp. 7.125% 2/1/27 (d)		6,490	5,820
Murphy Oil U.S.A., Inc.:
4.75% 9/15/29		4,155	4,425
5.625% 5/1/27		3,665	3,894
New Fortress Energy LLC 6.75% 9/15/25 (d)		27,005	28,234
Newfield Exploration Co. 5.375% 1/1/26		6,813	6,406
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.125% 3/1/25		7,480	4,451
7.5% 4/15/26		9,630	5,971
NGPL PipeCo LLC:
4.375% 8/15/22 (d)		1,800	1,868
4.875% 8/15/27 (d)		1,800	1,952
Occidental Petroleum Corp.:
2.9% 8/15/24		8,270	7,017
3.2% 8/15/26		515	408
3.4% 4/15/26		670	534
4.4% 4/15/46		5,820	4,152
4.4% 8/15/49		14,725	10,309
4.625% 6/15/45		4,795	3,465
5.875% 9/1/25		6,775	6,209
6.2% 3/15/40		3,565	2,923
6.375% 9/1/28		6,775	6,272
6.45% 9/15/36		11,875	10,094
6.6% 3/15/46		9,520	8,219
6.625% 9/1/30		13,550	12,500
7.2% 3/15/29		2,440	2,220
7.5% 5/1/31		680	646
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28 (d)		15,760	10,576
7.25% 6/15/25		13,580	10,253
9.25% 5/15/25 (d)		10,160	10,414
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		6,110	5,743
PDC Energy, Inc.:
6.125% 9/15/24		2,480	2,362
6.25% 12/1/25		4,370	4,064
Sabine Pass Liquefaction LLC 4.5% 5/15/30 (d)		84	95
Sanchez Energy Corp. 7.25% 2/15/23 (c)(d)(e)		12,834	0
SM Energy Co.:
5.625% 6/1/25		5,060	2,277
6.625% 1/15/27		12,830	5,699
6.75% 9/15/26		3,175	1,413
Southern Star Central Corp. 5.125% 7/15/22 (d)		2,700	2,707
Southwestern Energy Co.:
6.45% 1/23/25 (f)		1,095	1,061
7.5% 4/1/26		12,420	12,141
7.75% 10/1/27		7,830	7,595
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23		5,390	5,417
5.5% 2/15/26		6,865	6,856
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 7.5% 10/1/25 (d)		5,035	5,055
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31 (d)		6,345	6,145
Teine Energy Ltd. 6.875% 9/30/22 (d)		8,820	8,666
Tennessee Gas Pipeline Co. 7.625% 4/1/37		2,585	3,443
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind (c)(e)		6,493	325
Unit Corp. 6.625% 5/15/21 (c)(e)		1,660	199
W&T Offshore, Inc. 9.75% 11/1/23 (d)		24,200	16,666
			584,626
TOTAL ENERGY			606,150
FINANCIALS - 4.2%
Banks - 0.8%
AIB Group PLC 2.875% 5/30/31 (Reg. S) (f)	EUR	20,815	24,350
Citigroup, Inc. 1.25% 7/6/26 (Reg. S) (f)	EUR	7,333	8,924
Commerzbank AG 4% 3/23/26 (Reg. S)	EUR	12,050	15,045
Danske Bank A/S 2.5% 6/21/29 (Reg. S) (f)	EUR	23,652	28,868
HSBC Holdings PLC 7% 4/7/38	GBP	10,000	18,876
Lloyds Banking Group PLC 4.5% 3/18/30 (Reg. S) (f)	EUR	12,510	16,198
UniCredit SpA 2.731% 1/15/32 (Reg. S) (f)	EUR	11,593	12,811
			125,072
Capital Markets - 0.1%
AssuredPartners, Inc. 7% 8/15/25 (d)		2,930	2,984
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (d)		4,875	5,070
MSCI, Inc. 4% 11/15/29 (d)		3,780	3,969
			12,023
Consumer Finance - 2.2%
Ally Financial, Inc.:
8% 11/1/31		16,761	22,320
8% 11/1/31		155,842	213,228
Springleaf Finance Corp.:
5.375% 11/15/29		5,560	5,782
6.625% 1/15/28		4,415	4,900
6.875% 3/15/25		30,605	33,962
7.125% 3/15/26		41,215	46,045
			326,237
Diversified Financial Services - 0.6%
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)		6,600	6,955
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27		17,335	18,060
6.25% 5/15/26		14,625	15,247
6.375% 12/15/25		32,405	33,311
6.75% 2/1/24		6,490	6,657
James Hardie International Finance Ltd.:
4.75% 1/15/25 (d)		5,220	5,331
5% 1/15/28 (d)		5,270	5,494
			91,055
Insurance - 0.3%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (d)		20,290	19,932
8.125% 2/15/24 (d)		7,875	8,249
10.125% 8/1/26 (d)		6,810	7,543
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (d)		3,340	3,504
HUB International Ltd. 7% 5/1/26 (d)		6,980	7,233
			46,461
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 5.25% 8/15/28		4,725	4,889
Nationwide Building Society 2% 7/25/29 (Reg. S) (f)	EUR	15,443	18,500
			23,389
TOTAL FINANCIALS			624,237
HEALTH CARE - 2.6%
Health Care Equipment & Supplies - 0.2%
Hologic, Inc.:
4.375% 10/15/25 (d)		3,700	3,783
4.625% 2/1/28 (d)		2,505	2,631
Medtronic Global Holdings SCA 1.375% 10/15/40	EUR	14,138	16,912
			23,326
Health Care Providers & Services - 1.8%
AMN Healthcare 4.625% 10/1/27 (d)		1,695	1,737
Centene Corp.:
4.25% 12/15/27		6,820	7,137
4.625% 12/15/29		23,795	25,667
4.75% 1/15/25		5,425	5,576
5.25% 4/1/25 (d)		5,705	5,929
5.375% 6/1/26 (d)		18,035	19,035
5.375% 8/15/26 (d)		4,655	4,930
Community Health Systems, Inc.:
6.625% 2/15/25 (d)		7,415	7,173
8% 3/15/26 (d)		37,390	36,713
8.125% 6/30/24 (d)		25,507	18,620
9.875% 6/30/23 (d)		21,652	16,780
Encompass Health Corp. 5.75% 11/1/24		10,048	10,063
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (d)		7,300	7,747
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 5% 6/15/28 (d)		7,220	7,536
Molina Healthcare, Inc. 4.375% 6/15/28 (d)		4,690	4,786
Radiology Partners, Inc. 9.25% 2/1/28 (d)		11,755	12,225
Tenet Healthcare Corp.:
4.625% 7/15/24		3,640	3,649
4.625% 9/1/24 (d)		7,305	7,364
4.875% 1/1/26 (d)		18,260	18,534
5.125% 5/1/25		3,640	3,644
5.125% 11/1/27 (d)		10,955	11,268
6.125% 10/1/28 (d)		10,130	9,864
6.25% 2/1/27 (d)		11,115	11,473
U.S. Renal Care, Inc. 10.625% 7/15/27 (d)		12,865	13,637
Vizient, Inc. 6.25% 5/15/27 (d)		1,690	1,770
			272,857
Health Care Technology - 0.0%
IMS Health, Inc. 5% 5/15/27 (d)		5,660	5,935
Life Sciences Tools & Services - 0.1%
Avantor, Inc. 6% 10/1/24 (d)		7,285	7,613
Charles River Laboratories International, Inc. 4.25% 5/1/28 (d)		2,045	2,146
			9,759
Pharmaceuticals - 0.5%
Bayer AG 1.375% 7/6/32 (Reg. S)	EUR	26,600	31,818
Catalent Pharma Solutions:
4.875% 1/15/26 (d)		2,365	2,412
5% 7/15/27 (d)		2,295	2,387
Mylan NV 3.125% 11/22/28 (Reg. S)	EUR	21,360	28,816
Takeda Pharmaceutical Co. Ltd. 2% 7/9/40	EUR	11,100	13,784
			79,217
TOTAL HEALTH CARE			391,094
INDUSTRIALS - 3.5%
Aerospace & Defense - 1.6%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (d)		2,610	2,636
Bombardier, Inc.:
6.125% 1/15/23 (d)		6,590	5,634
7.5% 12/1/24 (d)		5,505	4,225
7.5% 3/15/25 (d)		16,070	12,073
7.875% 4/15/27 (d)		30,330	23,003
BWX Technologies, Inc.:
4.125% 6/30/28 (d)		6,400	6,544
5.375% 7/15/26 (d)		4,990	5,183
Moog, Inc. 4.25% 12/15/27 (d)		2,025	2,071
Spirit Aerosystems, Inc. 7.5% 4/15/25 (d)		9,205	9,320
TransDigm UK Holdings PLC 6.875% 5/15/26		21,085	21,188
TransDigm, Inc.:
5.5% 11/15/27		57,420	55,123
6.25% 3/15/26 (d)		11,120	11,660
6.375% 6/15/26		37,890	38,039
6.5% 5/15/25		9,710	9,680
7.5% 3/15/27		11,028	11,450
Wolverine Escrow LLC:
8.5% 11/15/24 (d)		13,041	10,694
9% 11/15/26 (d)		13,634	11,248
			239,771
Air Freight & Logistics - 0.1%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (d)		3,960	3,999
XPO Logistics, Inc. 6.25% 5/1/25 (d)		11,590	12,343
			16,342
Airlines - 0.5%
Air Canada 2013-1 Pass Through Trust 5.375% 11/15/22 (d)		1,602	1,466
Delta Air Lines, Inc. 7% 5/1/25 (d)		2,860	3,140
Delta Air Lines, Inc. / SkyMiles IP Ltd.:
4.5% 10/20/25 (d)		28,985	29,746
4.75% 10/20/28 (d)		23,940	24,868
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24		1,922	1,808
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		2,950	2,661
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)		10,635	11,074
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (d)		7,805	8,270
			83,033
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		1,400	1,463
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29 (d)		4,830	4,812
			6,275
Commercial Services & Supplies - 0.3%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (d)		6,910	7,117
Covanta Holding Corp.:
5% 9/1/30		6,775	6,838
5.875% 7/1/25		1,995	2,062
6% 1/1/27		7,080	7,363
IAA Spinco, Inc. 5.5% 6/15/27 (d)		2,830	2,947
KAR Auction Services, Inc. 5.125% 6/1/25 (d)		6,210	6,210
Ritchie Bros. Auctioneers, Inc. 5.375% 1/15/25 (d)		2,315	2,382
The Brink's Co. 4.625% 10/15/27 (d)		7,200	7,189
			42,108
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		7,490	8,090
Odebrecht Finance Ltd.:
4.375% 4/25/25 (d)(e)		7,474	404
5.25% 6/27/29 (d)(e)		6,800	272
7.125% 6/26/42 (d)(e)		3,310	171
Pike Corp. 5.5% 9/1/28 (d)		5,315	5,348
			14,285
Electrical Equipment - 0.1%
Sensata Technologies BV 5% 10/1/25 (d)		8,215	8,831
Machinery - 0.1%
Stevens Holding Co., Inc. 6.125% 10/1/26 (d)		1,880	2,012
Vertical Holdco GmbH 7.625% 7/15/28 (d)		1,870	1,976
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)		6,830	7,098
			11,086
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (d)		5,670	5,693
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)		6,270	6,436
			12,129
Road & Rail - 0.5%
Hertz Corp.:
5.5% 10/15/24 (d)(e)		5,950	2,678
6% 1/15/28 (d)(e)		3,435	1,554
6.25% 10/15/22 (e)		4,635	2,121
7.125% 8/1/26 (d)(e)		6,315	2,842
Uber Technologies, Inc.:
6.25% 1/15/28 (d)		5,520	5,665
7.5% 9/15/27 (d)		31,625	33,760
8% 11/1/26 (d)		29,170	31,066
			79,686
Trading Companies & Distributors - 0.1%
United Rentals North America, Inc.:
3.875% 11/15/27		3,345	3,445
5.5% 5/15/27		4,980	5,297
			8,742
TOTAL INDUSTRIALS			522,288
INFORMATION TECHNOLOGY - 1.2%
Electronic Equipment & Components - 0.0%
MTS Systems Corp. 5.75% 8/15/27 (d)		1,905	1,876
IT Services - 0.2%
Banff Merger Sub, Inc. 9.75% 9/1/26 (d)		5,645	5,967
Camelot Finance SA 4.5% 11/1/26 (d)		6,365	6,492
Gartner, Inc. 3.75% 10/1/30 (d)		6,920	7,000
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (d)		5,665	5,895
GTT Communications, Inc. 7.875% 12/31/24 (d)		640	330
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (d)		3,695	4,028
RP Crown Parent, LLC 7.375% 10/15/24 (d)		2,820	2,862
Tempo Acquisition LLC 6.75% 6/1/25 (d)		5,340	5,450
			38,024
Semiconductors & Semiconductor Equipment - 0.3%
Infineon Technologies AG 2% 6/24/32 (Reg. S)	EUR	15,500	19,236
ON Semiconductor Corp. 3.875% 9/1/28 (d)		6,765	6,860
Qorvo, Inc. 5.5% 7/15/26		3,615	3,834
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (d)		7,880	8,254
			38,184
Software - 0.6%
Ascend Learning LLC:
6.875% 8/1/25 (d)		2,480	2,551
6.875% 8/1/25 (d)		7,330	7,460
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		6,975	7,049
Boxer Parent Co., Inc. 7.125% 10/2/25 (d)		3,445	3,679
Ensemble S Merger Sub, Inc. 9% 9/30/23 (d)		13,310	13,318
Fair Isaac Corp. 4% 6/15/28 (d)		6,420	6,621
Nortonlifelock, Inc. 5% 4/15/25 (d)		6,360	6,509
Open Text Corp.:
3.875% 2/15/28 (d)		3,220	3,257
5.875% 6/1/26 (d)		6,000	6,225
Open Text Holdings, Inc. 4.125% 2/15/30 (d)		3,220	3,312
Parametric Technology Corp.:
3.625% 2/15/25 (d)		3,755	3,811
4% 2/15/28 (d)		3,715	3,818
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (d)		9,915	9,892
7.5% 9/1/25 (d)		8,470	8,735
			86,237
Technology Hardware, Storage & Peripherals - 0.1%
NCR Corp.:
5% 10/1/28 (d)		3,385	3,381
5.25% 10/1/30 (d)		3,385	3,385
5.75% 9/1/27 (d)		5,480	5,729
6.125% 9/1/29 (d)		5,480	5,790
8.125% 4/15/25 (d)		2,910	3,216
			21,501
TOTAL INFORMATION TECHNOLOGY			185,822
MATERIALS - 3.1%
Chemicals - 1.4%
CF Industries Holdings, Inc.:
4.95% 6/1/43		40,343	46,987
5.15% 3/15/34		19,208	22,696
5.375% 3/15/44		34,489	41,503
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 4.0004% 6/15/22 (d)(f)(h)		1,820	1,716
6.5% 5/15/26 (d)		31,160	27,290
6.875% 6/15/25 (d)		6,400	5,824
LSB Industries, Inc. 9.625% 5/1/23 (d)		3,600	3,528
Neon Holdings, Inc. 10.125% 4/1/26 (d)		7,305	7,707
Nouryon Holding BV 8% 10/1/26 (d)		4,977	5,268
OCI NV:
5.25% 11/1/24 (d)		10,040	10,358
6.625% 4/15/23 (d)		3,185	3,293
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (d)		5,880	5,304
The Chemours Co. LLC 5.375% 5/15/27		18,470	18,378
Tronox, Inc. 6.5% 5/1/25 (d)		5,410	5,640
Valvoline, Inc. 4.25% 2/15/30 (d)		4,680	4,774
			210,266
Construction Materials - 0.1%
Summit Materials LLC/Summit Materials Finance Corp.:
5.125% 6/1/25 (d)		3,060	3,102
5.25% 1/15/29 (d)		6,525	6,794
U.S. Concrete, Inc.:
5.125% 3/1/29 (d)		5,035	5,048
6.375% 6/1/24		3,885	4,006
			18,950
Containers & Packaging - 0.5%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (d)(f)		6,625	6,591
Cascades, Inc.:
5.125% 1/15/26 (d)		3,310	3,468
5.375% 1/15/28 (d)		3,310	3,480
Crown Cork & Seal, Inc.:
7.375% 12/15/26		16,535	19,658
7.5% 12/15/96		7,695	8,302
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)		3,720	3,873
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)		2,570	2,606
Labl Escrow Issuer LLC 6.75% 7/15/26 (d)		11,010	11,616
Trivium Packaging Finance BV:
5.5% 8/15/26 (d)		4,195	4,344
8.5% 8/15/27 (d)		7,180	7,742
			71,680
Metals & Mining - 1.1%
Alcoa Nederland Holding BV:
6.125% 5/15/28 (d)		2,110	2,223
6.75% 9/30/24 (d)		5,350	5,517
7% 9/30/26 (d)		4,430	4,640
Algoma Steel SCA 0% 12/31/23 (c)		1,518	926
Arconic Rolled Products Corp.:
6% 5/15/25 (d)		4,090	4,368
6.125% 2/15/28 (d)		9,123	9,368
Cleveland-Cliffs, Inc.:
4.875% 1/15/24 (d)		7,215	7,107
5.75% 3/1/25		1,889	1,757
5.875% 6/1/27		11,010	10,239
Commercial Metals Co. 5.75% 4/15/26		5,405	5,621
Compass Minerals International, Inc. 6.75% 12/1/27 (d)		14,455	15,611
First Quantum Minerals Ltd.:
6.5% 3/1/24 (d)		6,560	6,335
6.875% 3/1/26 (d)		14,330	13,828
7.25% 5/15/22 (d)		4,105	4,097
7.25% 4/1/23 (d)		1,985	1,962
7.5% 4/1/25 (d)		12,105	11,984
FMG Resources (August 2006) Pty Ltd.:
4.5% 9/15/27 (d)		5,450	5,818
4.75% 5/15/22 (d)		4,780	4,894
5.125% 3/15/23 (d)		7,615	7,946
5.125% 5/15/24 (d)		5,885	6,282
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)		5,460	5,242
Kaiser Aluminum Corp. 4.625% 3/1/28 (d)		6,615	6,168
Mineral Resources Ltd. 8.125% 5/1/27 (d)		11,025	11,964
Murray Energy Corp.:
11.25% 4/15/21 (d)(e)		5,925	0
12% 4/15/24 pay-in-kind (c)(d)(e)(f)		6,364	0
United States Steel Corp. 6.25% 3/15/26		7,180	4,864
			158,761
TOTAL MATERIALS			459,657
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Iron Mountain, Inc.:
4.875% 9/15/29 (d)		14,590	14,845
5% 7/15/28 (d)		6,370	6,529
5.25% 7/15/30 (d)		5,915	6,166
5.625% 7/15/32 (d)		5,915	6,246
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29		10,950	11,393
5% 10/15/27		15,435	16,094
SBA Communications Corp. 3.875% 2/15/27 (d)		9,720	9,866
The GEO Group, Inc.:
5.125% 4/1/23		7,555	6,138
5.875% 10/15/24		8,575	6,560
6% 4/15/26		5,755	4,115
Uniti Group, Inc. 7.875% 2/15/25 (d)		9,940	10,533
VICI Properties, Inc.:
4.25% 12/1/26 (d)		12,650	12,709
4.625% 12/1/29 (d)		7,220	7,375
			118,569
Real Estate Management & Development - 0.2%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		6,575	6,826
Realogy Group LLC/Realogy Co-Issuer Corp. 7.625% 6/15/25 (d)		20,305	21,269
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.625% 3/1/24 (d)		775	825
5.875% 6/15/27 (d)		5,610	6,185
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)		3,045	3,075
			38,180
TOTAL REAL ESTATE			156,749
UTILITIES - 2.2%
Electric Utilities - 1.9%
Clearway Energy Operating LLC 4.75% 3/15/28 (d)		4,055	4,207
NextEra Energy Partners LP:
4.25% 7/15/24 (d)		4,030	4,202
4.25% 9/15/24 (d)		2,830	2,950
NRG Energy, Inc.:
5.75% 1/15/28		20,240	21,834
6.625% 1/15/27		15,685	16,587
Pacific Gas & Electric Co.:
3.45% 7/1/25		1,675	1,752
3.75% 7/1/28		1,675	1,740
3.75% 8/15/42		6,290	5,831
3.95% 12/1/47		32,835	30,311
4% 12/1/46		14,690	13,748
4.25% 3/15/46		1,475	1,422
4.3% 3/15/45		3,690	3,621
4.55% 7/1/30		49,355	53,468
4.95% 7/1/50		49,355	52,677
PG&E Corp.:
5% 7/1/28		13,615	13,207
5.25% 7/1/30		5,150	4,983
Vistra Operations Co. LLC:
5% 7/31/27 (d)		13,800	14,493
5.5% 9/1/26 (d)		9,975	10,411
5.625% 2/15/27 (d)		17,455	18,419
			275,863
Gas Utilities - 0.2%
Southern Natural Gas Co.:
7.35% 2/15/31		14,890	19,742
8% 3/1/32		9,400	13,326
			33,068
Independent Power and Renewable Electricity Producers - 0.1%
TerraForm Power Operating LLC:
4.25% 1/31/23 (d)		3,700	3,792
4.75% 1/15/30 (d)		6,690	7,108
5% 1/31/28 (d)		3,715	4,067
The AES Corp. 4.5% 3/15/23		2,769	2,783
			17,750
TOTAL UTILITIES			326,681

TOTAL NONCONVERTIBLE BONDS			5,007,546

TOTAL CORPORATE BONDS
(Cost $4,903,358)			5,015,525

U.S. Government and Government Agency Obligations - 17.2%
U.S. Government Agency Obligations - 0.1%
Fannie Mae 0.625% 4/22/25		2,128	2,152
Tennessee Valley Authority:
5.25% 9/15/39		$2,106	$3,246
5.375% 4/1/56		3,503	5,985

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			11,383

U.S. Treasury Obligations - 16.7%
U.S. Treasury Bonds:
1.25% 5/15/50 (i)		12,710	12,045
1.375% 8/15/50		9,390	9,188
2% 2/15/50		7,810	8,834
2.5% 2/15/45 (j)(k)		216,056	265,909
3% 5/15/45		20,100	26,910
3% 2/15/49		145,860	199,384
4.75% 2/15/37 (j)(k)		74,200	116,914
5.25% 2/15/29 (j)		5,406	7,487
6.125% 8/15/29 (j)		3,663	5,426
U.S. Treasury Notes:
0.125% 5/31/22		66,923	66,907
0.125% 6/30/22		46,344	46,333
0.125% 8/31/22		82,000	81,978
0.125% 8/15/23		3,014	3,011
0.25% 7/31/25		35,866	35,832
0.25% 9/30/25		23,087	23,056
0.375% 3/31/22		92,800	93,112
0.375% 4/30/25		82,771	83,246
0.375% 9/30/27		104,901	104,196
0.5% 8/31/27		116,481	116,754
0.625% 8/15/30		96,105	95,549
1.375% 8/31/23		11,000	11,389
1.5% 8/31/21		22,000	22,271
1.5% 9/30/21		25,180	25,516
1.5% 10/31/24		480	505
1.5% 1/31/27		34,389	36,744
1.625% 11/15/22		14,901	15,367
1.625% 5/31/23		19,717	20,491
1.625% 9/30/26		3,093	3,322
1.75% 7/31/21		9,325	9,449
1.875% 7/31/22		43,433	44,814
2.125% 3/31/24		56,643	60,469
2.125% 7/31/24		118,408	127,076
2.125% 5/15/25 (j)		12,033	13,064
2.25% 3/31/21		9,900	10,004
2.25% 7/31/21		52,019	52,929
2.25% 4/30/24		24,428	26,220
2.25% 3/31/26		34,717	38,343
2.375% 4/15/21		74,550	75,450
2.5% 12/31/20		80,000	80,471
2.5% 1/31/21		42,832	43,163
2.5% 2/28/21		90,000	90,868
2.5% 1/15/22		136,816	140,969
2.5% 2/28/26		38,997	43,556
2.625% 12/31/23		69,183	74,658
2.75% 6/30/25		197	220
3.125% 11/15/28		31,330	37,737

TOTAL U.S. TREASURY OBLIGATIONS			2,507,136

Other Government Related - 0.4%
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)		49,900	50,986
Private Export Funding Corp. Secured 1.75% 11/15/24		11,520	12,143

TOTAL OTHER GOVERNMENT RELATED			63,129

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,376,363)			2,581,648

Foreign Government and Government Agency Obligations - 7.3%
Australian Commonwealth:
1.75% 6/21/51 (Reg. S)	AUD	$36,406	$26,186
3% 3/21/47	AUD	58,350	54,028
Buoni del Tesoro Poliennali 2.45% 9/1/50 (Reg. S) (d)	EUR	9,339	12,724
Canadian Government:
1.25% 3/1/25	CAD	74,000	57,832
1.25% 6/1/30	CAD	35,890	28,688
2.25% 2/1/21	CAD	125,180	94,669
German Federal Republic:
0% 3/12/21 (Reg. S)	EUR	99,750	117,267
0% 2/15/30 (Reg. S)	EUR	51,700	63,843
0% 8/15/50	EUR	8,100	9,766
0.25% 2/15/29	EUR	213,900	269,435
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		57,646	66,361
5.5% 12/4/23		19,812	22,852
Japan Government:
0.1% 9/20/29	JPY	7,655,450	73,341
0.4% 3/20/56	JPY	4,039,750	35,671
0.9% 6/20/22	JPY	6,450,000	62,256
Ukraine Government 1.471% 9/29/21		6,753	6,837
United Kingdom, Great Britain and Northern Ireland:
0.875% 10/22/29 (Reg. S)	GBP	29,450	40,368
1.5% 1/22/21	GBP	24,210	31,382
United Kingdom, Great Britain and Northern Ireland Treasury GILT 2.5% 7/22/65 (Reg. S)	GBP	13,940	30,368
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,049,395)			1,103,874
		Shares	Value (000s)

Common Stocks - 6.4%
COMMUNICATION SERVICES - 0.8%
Entertainment - 0.1%
New Cotai LLC/New Cotai Capital Corp. (b)(c)		2,242,893	11,111
Interactive Media & Services - 0.3%
Alphabet, Inc. Class A (l)		13,900	20,372
Facebook, Inc. Class A (l)		92,900	24,331
			44,703
Media - 0.2%
Altice U.S.A., Inc. Class A (l)		482,800	12,553
iHeartMedia, Inc. warrants 5/1/39 (l)		26	0
Nexstar Broadcasting Group, Inc. Class A		137,200	12,338
			24,891
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.		346,800	39,660

TOTAL COMMUNICATION SERVICES			120,365

CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.0%
Exide Technologies (c)(l)		7,093	7
Exide Technologies (c)(l)		418,807	0
UC Holdings, Inc. (c)(l)		560,355	6,220
			6,227
Hotels, Restaurants & Leisure - 0.6%
Boyd Gaming Corp.		449,600	13,798
Caesars Entertainment, Inc. (l)		696,800	39,063
MGM Mirage, Inc. (i)		241,800	5,259
Penn National Gaming, Inc. (l)		343,406	24,966
Studio City International Holdings Ltd. ADR (l)		133,400	2,170
			85,256
Household Durables - 0.1%
Tempur Sealy International, Inc. (l)		183,762	16,390
Internet & Direct Marketing Retail - 0.2%
Alibaba Group Holding Ltd. sponsored ADR (l)		40,500	11,906
Amazon.com, Inc. (l)		4,900	15,429
			27,335
Specialty Retail - 0.1%
Lowe's Companies, Inc.		86,800	14,397

TOTAL CONSUMER DISCRETIONARY			149,605

CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.1%
Southeastern Grocers, Inc. (c)(l)		134,915	9,293
Food Products - 0.2%
Darling Ingredients, Inc. (l)		489,800	17,647
JBS SA		4,515,500	16,620
Reddy Ice Holdings, Inc. (c)(l)		331,236	0
Reddy Ice Holdings, Inc. (c)(l)		133,255	7
			34,274

TOTAL CONSUMER STAPLES			43,567

ENERGY - 0.3%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (l)		135,187	13
Oil, Gas & Consumable Fuels - 0.3%
Chaparral Energy, Inc. Class A (l)		108,327	3
Denbury, Inc. (l)		2,016,335	35,487
Denbury, Inc. warrants 9/18/25 (l)		288,114	2
Goodrich Petroleum Corp. (l)		90,737	698
Harvest Oil & Gas Corp.		19,388	679
Sanchez Energy Corp. (c)		65,312	1,698
Ultra Petroleum Corp. warrants 7/14/25 (l)		127,890	0
Whiting Petroleum Corp. (l)		77,283	1,336
			39,903

TOTAL ENERGY			39,916

FINANCIALS - 0.1%
Capital Markets - 0.0%
Motors Liquidation Co. GUC Trust (l)		5,066	7
Penson Worldwide, Inc. Class A (c)(l)		7,403,098	0
			7
Consumer Finance - 0.1%
OneMain Holdings, Inc.		374,300	11,697
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)		25,225	174
Insurance - 0.0%
Arthur J. Gallagher & Co.		80,700	8,520

TOTAL FINANCIALS			20,398

HEALTH CARE - 0.7%
Biotechnology - 0.0%
Regeneron Pharmaceuticals, Inc. (l)		900	504
Health Care Providers & Services - 0.3%
HCA Holdings, Inc.		101,300	12,630
Humana, Inc.		37,500	15,521
Rotech Healthcare, Inc. (c)(l)		129,242	1,345
UnitedHealth Group, Inc.		51,300	15,994
			45,490
Life Sciences Tools & Services - 0.4%
Charles River Laboratories International, Inc. (l)		66,800	15,127
IQVIA Holdings, Inc. (l)		139,300	21,958
Thermo Fisher Scientific, Inc.		39,200	17,308
			54,393

TOTAL HEALTH CARE			100,387

INDUSTRIALS - 0.6%
Air Freight & Logistics - 0.1%
XPO Logistics, Inc. (l)		100,100	8,474
Airlines - 0.1%
Air Canada (l)		1,136,900	13,396
Building Products - 0.1%
Carrier Global Corp.		459,000	14,018
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd.		48,111	2
Machinery - 0.1%
Allison Transmission Holdings, Inc.		151,000	5,306
Fortive Corp.		134,900	10,281
			15,587
Marine - 0.0%
U.S. Shipping Partners Corp. (c)(l)		22,876	0
U.S. Shipping Partners Corp. warrants 12/31/29 (c)(l)		214,176	0
			0
Professional Services - 0.0%
ASGN, Inc. (l)		101,200	6,432
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (l)		358,700	14,793
Penhall Acquisition Co.:
Class A (c)(l)		11,553	866
Class B (c)(l)		3,850	289
United Rentals, Inc. (l)		77,070	13,449
			29,397
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (b)(c)(l)		403,760	0
Class A2 (b)(c)(l)		403,760	0
Class A3 (b)(c)(l)		403,760	0
Class A4 (b)(c)(l)		403,760	0
Class A5 (b)(c)(l)		403,760	0
Class A6 (b)(c)(l)		403,760	0
Class A7 (b)(c)(l)		403,760	0
Class A8 (b)(c)(l)		403,760	0
Class A9 (b)(c)(l)		403,760	0
			0

TOTAL INDUSTRIALS			87,306

INFORMATION TECHNOLOGY - 2.1%
Electronic Equipment & Components - 0.2%
CDW Corp.		60,900	7,279
Zebra Technologies Corp. Class A (l)		123,100	31,078
			38,357
IT Services - 0.8%
EPAM Systems, Inc. (l)		85,100	27,511
Global Payments, Inc.		122,500	21,754
GoDaddy, Inc. (l)		113,400	8,615
MasterCard, Inc. Class A		54,900	18,566
PayPal Holdings, Inc. (l)		128,000	25,220
Snowflake Computing, Inc.		200	50
Visa, Inc. Class A		84,900	16,977
			118,693
Semiconductors & Semiconductor Equipment - 0.3%
Lam Research Corp.		60,200	19,971
Microchip Technology, Inc.		76,000	7,810
Micron Technology, Inc. (l)		134,200	6,302
ON Semiconductor Corp. (l)		357,100	7,745
			41,828
Software - 0.8%
Adobe, Inc. (l)		93,600	45,904
Microsoft Corp.		191,700	40,320
Palo Alto Networks, Inc. (l)		42,900	10,500
SS&C Technologies Holdings, Inc.		193,939	11,737
VMware, Inc. Class A (i)(l)		43,200	6,207
			114,668

TOTAL INFORMATION TECHNOLOGY			313,546

MATERIALS - 0.3%
Chemicals - 0.1%
CF Industries Holdings, Inc.		269,200	8,267
The Chemours Co. LLC		481,210	10,062
			18,329
Containers & Packaging - 0.2%
Berry Global Group, Inc. (l)		247,500	11,959
WestRock Co.		279,900	9,724
			21,683
Metals & Mining - 0.0%
Algoma Steel GP (c)(l)		151,792	3
Algoma Steel SCA (c)(l)		151,792	21
Elah Holdings, Inc. (l)		517	40
First Quantum Minerals Ltd.		709,700	6,327
			6,391

TOTAL MATERIALS			46,403

UTILITIES - 0.2%
Electric Utilities - 0.1%
NRG Energy, Inc.		329,000	10,113
PG&E Corp. (l)		901,968	8,469
Portland General Electric Co.		13,962	496
			19,078
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.		845,400	15,944

TOTAL UTILITIES			35,022

TOTAL COMMON STOCKS
(Cost $754,788)			956,515

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)		8,779	9
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (b)(c)(l)		193,792,711	65
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $8,005)			74
		Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 2.3%
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Connect Finco Sarl Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/11/26 (f)(h)(m)		5,438	5,264
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1466% 3/9/27 (f)(h)(m)		4,856	4,706
			9,970
Entertainment - 0.1%
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.7204% 2/10/27 (f)(h)(m)		4,785	4,631
Media - 0.0%
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1524% 10/22/26 (f)(h)(m)		1,285	1,282
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9051% 9/19/26 (f)(h)(m)		2,603	2,543
			3,825
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.05% 7/13/21 (f)(h)(m)(n)		3,215	3,265

TOTAL COMMUNICATION SERVICES			21,691

CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.1%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (f)(h)(m)		3,640	3,194
Sotheby's 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 1/3/27 (f)(h)(m)		6,746	6,704
			9,898
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg SARL 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.2203% 5/30/26 (f)(h)(m)		5,741	4,306
Specialty Retail - 0.1%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 7/2/22 (f)(h)(m)		10,168	9,918
Wand NewCo 3, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1466% 2/5/26 (f)(h)(m)		11,266	10,854
			20,772

TOTAL CONSUMER DISCRETIONARY			34,976

ENERGY - 0.8%
Energy Equipment & Services - 0.0%
Forbes Energy Services LLC Tranche B, term loan 18% 4/13/21 (c)(f)(m)		1,434	1,445
Oil, Gas & Consumable Fuels - 0.8%
California Resources Corp.:
2LN, term loan 3 month U.S. LIBOR + 9.000% 10% 1/15/21 (c)(f)(h)(m)		41,382	41,382
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.375% 12/31/21 (e)(f)(h)(m)		59,940	1,149
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.75% 12/31/22 (e)(f)(h)(m)		71,920	25,871
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 9% 6/9/24 (e)(f)(h)(m)		57,825	40,460
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (f)(h)(m)		842	788
EG America LLC 2LN, term loan 3 month U.S. LIBOR + 8.000% 9% 3/23/26 (f)(h)(m)		3,290	3,156
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.26% 3/1/26 (f)(h)(m)		9,860	6,951
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 12/31/49 (c)(e)(f)(h)(m)		3,423	0
term loan 0% 12/31/49 (c)(e)(f)(m)		1,476	0
			119,757

TOTAL ENERGY			121,202

FINANCIALS - 0.1%
Capital Markets - 0.0%
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8966% 2/27/26 (f)(h)(m)		2,200	2,184
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. term loan 14% 9/21/27 (c)(f)(m)		3,594	3,594
New Cotai LLC 1LN, term loan 3 month U.S. LIBOR + 12.000% 14% 9/9/25 (c)(f)(h)(m)		585	585
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8966% 2/11/27 (f)(h)(m)		2,821	2,809
			6,988

TOTAL FINANCIALS			9,172

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Milano Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8/17/27 (f)(h)(m)(o)		3,745	3,698
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1466% 6/13/26 (f)(h)(m)		26,275	25,559
			29,257
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1511% 6/1/25 (f)(h)(m)		1,046	1,024

TOTAL HEALTH CARE			30,281

INDUSTRIALS - 0.1%
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7204% 4/8/26 (f)(h)(m)		1,541	1,355
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7204% 4/4/26 (f)(h)(m)		828	728
			2,083
Airlines - 0.0%
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9/16/27 (f)(h)(m)(o)		2,095	2,109
Building Products - 0.0%
ACProducts, Inc. 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 8/13/25 (f)(h)(m)		2,622	2,622
Commercial Services & Supplies - 0.1%
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6466% 1/23/27 (f)(h)(m)		1,252	1,230
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (f)(h)(m)		4,826	4,737
			5,967
Construction & Engineering - 0.0%
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 9/27/24 (f)(h)(m)		1,759	1,612

TOTAL INDUSTRIALS			14,393

INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.0%
Radiate Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9/10/26 (f)(h)(m)(o)		3,380	3,317
Electronic Equipment & Components - 0.0%
Curie Merger Sub LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3966% 11/4/26 (f)(h)(m)		358	356
IT Services - 0.2%
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1466% 10/31/26 (f)(h)(m)		685	671
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.97% 5/31/25 (f)(h)(m)		15,539	13,324
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.9011% 10/11/26 (f)(h)(m)		9,150	8,624
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9011% 10/11/25 (f)(h)(m)		6,574	6,339
			28,958
Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1466% 9/19/26 (f)(h)(m)		4,688	4,609
Software - 0.4%
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.3966% 10/2/25 (f)(h)(m)		21,718	21,032
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.25% 1/20/24 (f)(h)(m)		1,977	1,962
3 month U.S. LIBOR + 9.000% 10% 1/20/25 (f)(h)(m)		6,500	6,251
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 3.8961% 9/29/24 (f)(h)(m)		2,744	2,720
3 month U.S. LIBOR + 8.500% 9.5% 9/29/25 (f)(h)(m)		14,801	14,875
Ultimate Software Group, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 5/3/26 (f)(h)(m)		6,805	6,780
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (f)(h)(m)		1,430	1,454
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3966% 2/28/27 (f)(h)(m)		1,303	1,278
			56,352

TOTAL INFORMATION TECHNOLOGY			93,592

UTILITIES - 0.1%
Electric Utilities - 0.1%
Pacific Gas & Electric Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 6/23/25 (f)(h)(m)		16,972	16,697
TOTAL BANK LOAN OBLIGATIONS
(Cost $450,513)			342,004
		Shares	Value (000s)

Fixed-Income Funds - 26.2%
Fidelity Emerging Markets Debt Central Fund (p)		261,206,949	2,345,638
Fidelity Floating Rate Central Fund (p)		15,204,361	1,465,244
Fidelity Mortgage Backed Securities Central Fund (p)		1,223,858	138,504
TOTAL FIXED-INCOME FUNDS
(Cost $4,175,993)			3,949,386
		Principal Amount (000s)	Value (000s)

Preferred Securities - 4.6%
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
DCP Midstream Partners LP 7.375% (f)(q)		8,965	5,872
Energy Transfer Partners LP:
6.25% (f)(q)		40,712	26,565
6.625% (f)(q)		15,640	10,631
MPLX LP 6.875% (f)(q)		18,000	14,740
Summit Midstream Partners LP 9.5% (f)(q)		8,965	1,165
			58,973
FINANCIALS - 4.2%
Banks - 3.6%
Bank of America Corp.:
5.125% (f)(q)		22,020	22,580
5.2% (f)(q)		48,090	48,377
5.875% (f)(q)		60,475	65,207
6.25% (f)(q)		18,480	19,797
Citigroup, Inc.:
4.7% (f)(q)		8,755	8,460
5% (f)(q)		36,455	36,273
5.9% (f)(q)		25,875	26,495
5.95% (f)(q)		46,925	48,145
6.3% (f)(q)		4,120	4,316
Huntington Bancshares, Inc. 5.7% (f)(q)		7,660	7,165
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.6161% (f)(h)(q)		30,810	28,505
4% (f)(q)		19,100	18,050
4.051% (f)(h)(q)		12,280	12,150
4.6% (f)(q)		13,385	13,117
5% (f)(q)		18,675	18,643
6% (f)(q)		54,840	56,211
6.125% (f)(q)		12,865	13,362
6.75% (f)(q)		6,270	6,787
Wells Fargo & Co.:
5.875% (f)(q)		36,775	39,621
5.9% (f)(q)		46,445	47,471
			540,732
Capital Markets - 0.6%
Goldman Sachs Group, Inc.:
4.1653% (f)(h)(q)		22,175	21,794
4.4% (f)(q)		4,530	4,309
4.95% (f)(q)		7,885	7,887
5% (f)(q)		50,754	48,641
			82,631
Insurance - 0.0%
MAPFRE SA 4.375% 3/31/47 (Reg. S) (f)	EUR	3,400	4,455

TOTAL FINANCIALS			627,818

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (d)(e)(q)		1,825	101
TOTAL PREFERRED SECURITIES
(Cost $711,749)			686,892
		Shares	Value (000s)

Money Market Funds - 1.5%
Fidelity Cash Central Fund 0.10% (r)		206,929,454	206,971
Fidelity Securities Lending Cash Central Fund 0.10% (r)(s)		17,289,670	17,291
TOTAL MONEY MARKET FUNDS
(Cost $224,219)			224,262

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.7375% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	55,600	$501
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.3275% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	19,200	72
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4025% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	20,100	319
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.57125% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	19,800	212

TOTAL PUT OPTIONS			1,104

Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.7375% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	55,600	2,693
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.3275% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	19,200	1,431
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4025% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	20,100	715
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.57125% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	19,800	838

TOTAL CALL OPTIONS			5,677

TOTAL PURCHASED SWAPTIONS
(Cost $6,470)			6,781
TOTAL INVESTMENT IN SECURITIES - 98.8%
(Cost $14,660,853)			14,866,961
NET OTHER ASSETS (LIABILITIES) - 1.2%			176,293
NET ASSETS - 100%			$15,043,254

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.57% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/20/25	36,100	$(478)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.89% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/9/24	1,800	(15)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.27% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2030	3/18/25	32,000	(594)

TOTAL PUT SWAPTIONS			(1,087)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.57% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/20/25	36,100	(1,487)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.89% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/9/24	1,800	(97)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.27% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2030	3/18/25	32,000	(1,005)

TOTAL CALL SWAPTIONS			(2,589)

TOTAL WRITTEN SWAPTIONS			$(3,676)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,075	Dec. 2020	$149,996	$110	$110
CBOT 2-Year U.S. Treasury Note Contracts (United States)	542	Dec. 2020	119,761	14	14
CBOT 5-Year U.S. Treasury Note Contracts (United States)	430	Dec. 2020	54,193	1	1
CBOT Long Term U.S. Treasury Bond Contracts (United States)	109	Dec. 2020	19,215	98	98
TOTAL FUTURES CONTRACTS					$223

The notional amount of futures purchased as a percentage of Net Assets is 2.3%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation) (000s)
AUD	1,992	USD	1,427	JPMorgan Chase Bank, N.A.	11/12/20	$0
CAD	1,969	USD	1,507	BNP Paribas	11/12/20	(28)
EUR	2,760	USD	3,275	Brown Brothers Harriman & Co.	11/12/20	(36)
EUR	859	USD	1,031	CIBC World Markets	11/12/20	(23)
EUR	54,850	USD	65,194	Hsbc Bank Plc	11/12/20	(830)
EUR	1,700	USD	1,991	Hsbc Bank Plc	11/12/20	4
EUR	1,728	USD	2,051	JPMorgan Chase Bank, N.A.	11/12/20	(23)
EUR	1,381	USD	1,628	JPMorgan Chase Bank, N.A.	11/12/20	(8)
EUR	19,132	USD	22,591	JPMorgan Chase Bank, N.A.	11/12/20	(141)
EUR	4,798	USD	5,675	National Australia Bank	11/12/20	(44)
EUR	1,292	USD	1,541	Societe Generale SA	11/12/20	(25)
GBP	1,209	USD	1,609	BNP Paribas	11/12/20	(49)
GBP	6,659	USD	8,726	Hsbc Bank Plc	11/12/20	(132)
GBP	87	USD	114	JPMorgan Chase Bank, N.A.	11/12/20	(2)
USD	79,083	AUD	109,999	National Australia Bank	11/12/20	289
USD	182,106	CAD	241,785	Royal Bank Of Canada	11/12/20	502
USD	2,587	EUR	2,194	BNP Paribas	11/12/20	13
USD	268,400	EUR	226,000	Bank Of America NA	11/12/20	3,197
USD	4,404	EUR	3,695	Citibank NA	11/12/20	68
USD	267,235	EUR	225,000	Citibank NA	11/12/20	3,206
USD	3,420	EUR	2,891	Hsbc Bank Plc	11/12/20	27
USD	54,210	EUR	46,513	Morgan Stanley	11/12/20	(372)
USD	2,186	EUR	1,846	National Australia Bank	11/12/20	20
USD	1,113	EUR	943	National Australia Bank	11/12/20	7
USD	2,236	EUR	1,866	National Australia Bank	11/12/20	46
USD	2,838	EUR	2,393	National Australia Bank	11/12/20	30
USD	5,459	EUR	4,672	Royal Bank Of Canada	11/12/20	(24)
USD	269,548	EUR	227,029	Societe Generale SA	11/12/20	3,138
USD	1,304	EUR	1,113	Societe Generale SA	11/12/20	(2)
USD	129,288	GBP	98,108	Royal Bank Of Canada	11/12/20	2,668
USD	2,121	GBP	1,600	Societe Generale SA	11/12/20	56
USD	158,645	JPY	16,734,383	Citibank NA	11/12/20	(101)
USD	3,374	JPY	356,242	Societe Generale SA	11/12/20	(6)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$11,425
					Unrealized Appreciation	13,271
					Unrealized Depreciation	(1,846)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2023	$24,210	$(9)	$0	$(9)
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2026	5,942	(8)	0	(8)
3-month LIBOR(3)	Quarterly	0.5%	Semi - annual	LCH	Mar. 2028	10,329	21	0	21
3-month LIBOR(3)	Quarterly	0.75%	Semi - annual	LCH	Mar. 2031	17,227	60	0	60
1%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2051	465	(8)	0	(8)

TOTAL INTEREST RATE SWAPS							$56	$0	$56

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,343,000 or 0.1% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,922,627,000 or 19.4% of net assets.

 (e) Non-income producing - Security is in default.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Security or a portion of the security is on loan at period end.

 (j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,471,000.

 (k) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,110,000.

 (l) Non-income producing

 (m) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (n) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,607,000 and $1,633,000, respectively.

 (o) The coupon rate will be determined upon settlement of the loan after period end.

 (p) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (q) Security is perpetual in nature with no stated maturity date.

 (r) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (s) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Mesquite Energy, Inc. 15% 7/31/23	7/10/20	$1,163
New Cotai LLC/New Cotai Capital Corp.	9/11/20	$11,111
Tricer Holdco SCA	10/16/09 - 12/30/17	$6,909
Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	$1,097
Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	$1,097
Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	$1,097
Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	$1,097
Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	$1,097
Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	$1,097
Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	$1,097
Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	$1,097
Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	$1,100

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,499
Fidelity Emerging Markets Debt Central Fund	91,988
Fidelity Floating Rate Central Fund	54,725
Fidelity Mortgage Backed Securities Central Fund	199
Fidelity Securities Lending Cash Central Fund	13
Total	$149,424

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$2,613,139	$91,988	$240,219	$(3,022)	$(116,248)	$2,345,638	88.0%
Fidelity Floating Rate Central Fund	1,518,627	106,227	87,225	(3,762)	(68,623)	1,465,244	76.9%
Fidelity Mortgage Backed Securities Central Fund	--	384,884	246,300	6	(86)	138,504	5.1%
Total	$4,131,766	$583,099	$573,744	$(6,778)	$(184,957)	$3,949,386

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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